License and services agreements - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of License Agreements [Line Items]
Revenue	$ 1,491,000
Research and development expenses	10,040,000	$ 4,565,000	$ 4,316,000
Amount due to ISMMS under Study	300,000
Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Annual license maintenance fees payable within one year	25,000
Annual license maintenance fees payable after one Year and within Two Years	50,000
Annual license maintenance fee payable after two years and within three years	50,000
Annual license maintenance fee payable after three years and within four years	100,000
Annual license maintenance fee payable after four years and within five years	100,000
Annual license maintenance fee payable after five years and within six years	100,000
Annual license maintenance fee payable after six years and within seven years	100,000
Annual license maintenance fee payable after seven years and within eight years	200,000
Annual License maintenance fee payable eight years and thereafter	$ 200,000
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales	5.00%	5.00%
Date of expiry of license agreement			Jul. 31, 2025
License agreement period of extension			5 years
License agreement period of notice to be given for termination of agreement			180 days
Payable Upon Receipt of Regulatory Clearance and Approval [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Other commitments	$ 300,000	$ 300,000
Payable Upon Receipt of Us Cms Reimbursement Code [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Other commitments	$ 300,000	$ 300,000
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received	25.00%	25.00%
Milestone One [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	$ 1,000,000	$ 1,000,000
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	300,000	300,000
Milestone One [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Revenue	50,000,000	50,000,000
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue	2,000,000	2,000,000
Milestone Two [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	4,000,000	4,000,000
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,000,000	1,000,000
Milestone Two [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Revenue	250,000,000	250,000,000
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue	$ 10,000,000	$ 10,000,000
Maximum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales	8.00%	8.00%
Expiration period from first commercial sale of product		12 years
Maximum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received	70.00%	70.00%
Minimum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales	6.00%	6.00%
Minimum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received	15.00%	15.00%
Mount Sinai [Member]
Disclosure Of License Agreements [Line Items]
Estimated cost for carrying out of clinical study and fund upon approval of study protoal by the institutional review board	$ 700,000
Mount Sinai [Member] | Mount Sinai COVID-19 sponsored research agreement [Member] | MASKeD-COVID Study [Mmeber]
Disclosure Of License Agreements [Line Items]
Amount obligated to pay for all direct and indirect costs incurred under agreement	1,800,000
Expensed amount	300,000
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses	400,000	$ 200,000	$ 200,000
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	1,500,000	1,500,000
Revenue	50,000,000	50,000,000
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable	7,500,000	7,500,000
Revenue	$ 300,000,000	$ 300,000,000
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales	5.00%	5.00%
Expiration period from first commercial sale of product		12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received	25.00%	25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales	4.00%	4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received	15.00%	15.00%